Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Non-current assets
Property, plant and equipment	$ 173	$ 267
Right of use asset	706	811
Intangible assets	1,935	1,939
Total non-current assets	2,814	3,017
Current assets
Trade and other receivables	1,790	4,997
Cash and cash equivalents	24,781	18,705
Total current assets	26,571	23,702
Total assets	29,385	26,719
Current liabilities
Trade and other payables	10,572	11,911
Lease liabilities	256	286
Liabilities classified as held for sale	0
Total current liabilities	10,828	12,197
Non-current liabilities
Trade and other payables	2,000	2,000
Lease liabilities	577	704
Warrants liability	2
Total non-current liabilities	2,579	2,704
Total liabilities	13,407	14,901
Net assets	15,978	11,818
EQUITY
Share capital	34	29
Share premium	168,234	150,084
Other reserves	166,804	166,804
Foreign currency translation reserve	(4,919)	(9,441)
Share-based payment reserve	35,105	36,456
Retained earnings	(349,280)	(332,114)
Total Equity	$ 15,978	$ 11,818